Tema ETF Trust
Tema American Reshoring ETF
Schedule of Investments
May 31, 2023 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 3.1%
Boeing Co. (The)*	912	$187,598
Air Freight & Logistics - 3.1%
GXO Logistics, Inc.*	3,360	187,891
Building Products - 2.9%
Allegion plc - ADR^	1,656	173,449
Chemicals - 4.8%
Linde plc - ADR^	816	288,587
Commercial Services & Supplies - 3.0%
Clean Harbors, Inc.*	1,296	181,958
Construction & Engineering - 5.0%
API Group Corp.*	5,424	122,582
Fluor Corp.*	6,600	175,296
		297,878
Construction Materials - 13.0%
CRH plc - SP-ADR^	6,072	288,663
Summit Materials, Inc., Class A *	5,904	186,744
Vulcan Materials Co.	1,536	300,288
		775,695
Electrical Equipment - 15.9%
ABB Ltd.^	4,968	181,428
Eaton Corp. plc - ADR^	1,752	308,177
Emerson Electric Co.	2,136	165,924
Rockwell Automation, Inc.	1,056	294,202
		949,731
Electronic Equipment, Instruments & Components - 1.2%
Flex Ltd. - ADR*^	2,880	73,123
Ground Transportation - 2.9%
Union Pacific Corp.	888	170,958
Hotels, Restaurants & Leisure - 3.2%
Compass Group plc^	6,888	188,675
Machinery - 23.4%
Caterpillar, Inc.	816	167,892
Federal Signal Corp.	3,384	179,318
Ingersoll Rand, Inc.	3,048	172,700
Lincoln Electric Holdings, Inc.	1,056	179,161
Parker-Hannifin Corp.	528	169,192
SPX Technologies, Inc.*	2,496	190,595
Terex Corp.	3,768	174,722
Timken Co. (The)	2,352	168,286
		1,401,866
Metals & Mining - 2.7%
ATI, Inc.*	4,752	164,324
Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR^	696	68,619
Trading Companies & Distributors - 13.8%
Applied Industrial Technologies, Inc.	2,304	283,300
Fastenal Co.	3,312	178,351
Herc Holdings, Inc.	1,752	177,688
WESCO International, Inc.	1,368	187,936
		827,275
TOTAL COMMON STOCKS (Cost $6,065,117)		5,937,627

SHORT-TERM INVESTMENTS — 0.8%
Money Market Fund
First American Treasury Obligations Fund - Class X, 5.016% (a)	46,901	46,901
SHORT-TERM INVESTMENTS (Cost $46,901)		46,901

TOTAL INVESTMENTS (Cost $6,112,018) - 99.9%		5,984,528
OTHER ASSETS LESS LIABILITIES - 0.1%		3,350
NET ASSETS - 100.0%		$5,987,878

* Non-income producing security.
^ Foreign security.
(a) 7-day net yield.
ADR - American Depositary Receipt
SP-ADR - Sponsored American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Tema American Reshoring ETF invested, as a percentage of net assets, in the following countries as of May 31, 2023:

United States	72.9%
Ireland	17.7%
United Kingdom	3.2%
Switzerland	3.0%
Singapore	1.2%
Taiwan	1.1%
Other(1)	0.9%
100.0%

(1) Includes cash and net other assets (liabilities).

Tema ETF Trust
Tema American Reshoring ETF
Notes to Quarterly Schedule of Investments
May 31, 2023 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund's (observable inputs) and (2) the Fund's’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund's have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2023:

Tema American Reshoring ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$5,937,627	$-	$-	$5,937,627
Money Market Fund	46,901	-	-	46,901
Total Investments	$5,984,528	$-	$-	$5,984,528

* See Schedule of Investments for segregation by industry type.